Carrying Amount of Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Line Items]
Beginning Balance	$ 446,895	$ 345,359
Purchase price allocation and other adjustments, net	16,705	3,750
Goodwill acquired during the period	160,297	97,784
Impact of foreign currency translation	(1,124)	2
Ending Balance	622,773	446,895
U.S.
Goodwill [Line Items]
Beginning Balance	418,047	316,513
Purchase price allocation and other adjustments, net	16,705	3,750
Goodwill acquired during the period	160,297	97,784
Impact of foreign currency translation	0	0
Ending Balance	595,049	418,047
International
Goodwill [Line Items]
Beginning Balance	28,848	28,846
Purchase price allocation and other adjustments, net	0	0
Goodwill acquired during the period	0	0
Impact of foreign currency translation	(1,124)	2
Ending Balance	$ 27,724	$ 28,848